CALVERT MANAGEMENT SERIES

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2025 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 129 (“Amendment No. 129”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 129 was filed electronically with the Securities and Exchange Commission (Accession No. 0001076598-25-000031) on April 28, 2025.

Calvert Emerging Markets Focused Growth Fund

Calvert Flexible Bond Fund

Calvert Responsible Municipal Income Fund

Calvert Small/Mid-Cap Fund

CALVERT MANAGEMENT SERIES

By:	/s/ Deidre E. Walsh
Deidre E. Walsh Secretary

Date: May 5, 2025